RESTRUCTURING (Tables)	12 Months Ended
Jan. 01, 2023
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges by Plan
The following table summarizes the period-to-date restructuring charges by plan recognized in our Consolidated and Combined Statements of Operations:

	Fiscal Year Ended
(In thousands)	January 1, 2023	January 2, 2022	January 3, 2021
May 2021 Restructuring Plan:
Severance and benefits	(475)	4,313	—
Cost of disposal and retirement of property, plant and equipment	60	252	—
Total May 2021 Restructuring Plan	(415)	4,565	—
June 2022 Restructuring Plan:
Severance and benefits	1,981	—	—
Cost of disposal and retirement of property, plant and equipment	599	—	—
Total June 2022 Restructuring Plan	2,580	—	—
Other Restructuring:
Severance and benefits	—	1,077	—
Cost of disposal and retirement of property, plant and equipment	(47)	2,440	—
Other costs(1)	—	2	—
Total Other Restructurings	(47)	3,519	—
Total restructuring charges	$2,118	$8,084	$—
(1)Other costs primarily represent associated legal and advisory services, and costs of relocating employees.

Schedule of Restructuring Reserve	The following table summarizes the restructuring reserve movements during fiscal year 2022:

(In thousands)	January 2, 2022	(Credits) Charges	(Payments) Recovery	January 1, 2023
May 2021 Restructuring Plan:
Severance and benefits	$1,177	$(475)	$(660)	$42
Cost of disposal and retirement of property, plant and equipment	—	60	(60)	—
Total May 2021 Restructuring Plan	1,177	(415)	(720)	42
June 2022 Restructuring Plan:
Severance and benefits	—	1,981	(1,460)	521
Cost of disposal and retirement of property, plant and equipment	—	599	(599)	—
Total June 2022 Restructuring Plan	—	2,580	(2,059)	521
Other Restructuring:
Cost of disposal and retirement of property, plant and equipment	—	(47)	47	—
Total Other Restructurings	—	(47)	47	—

Total restructuring charges	$1,177	$2,118	$(2,732)	$563